SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Sep. 24, 2011
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II

SUBURBAN PROPANE PARTNERS, L.P. AND SUBSIDIARIES

 VALUATION AND QUALIFYING ACCOUNTS
(in thousands)

	Balance at Beginning of Period	Charged (credited) to Costs and Expenses	Other Additions	Deductions (a)	Balance at End of Period

Year Ended September 26, 2009

Allowance for doubtful accounts	$6,578	$3,284	$-	$(5,488)	$4,374
Valuation allowance for deferred tax assets	48,895	(2,048)	-	(1,385)	45,462

Year Ended September 25, 2010

Allowance for doubtful accounts	$4,374	$5,141	$-	$(4,112)	$5,403
Valuation allowance for deferred tax assets	45,462	(4,806)	-	-	40,656

Year Ended September 24, 2011

Allowance for doubtful accounts	$5,403	$5,598	$-	$(4,041)	$6,960
Valuation allowance for deferred tax assets	40,656	(454)	-	-	40,202

(a)	Represents amounts that did not impact earnings.